Key management compensation and related parties	12 Months Ended
Dec. 31, 2023
Key management compensation and related parties
Key management compensation and related parties

24.        Key management compensation and related parties

a)          Key management compensation

Key management includes professionals selected at the sole discretion of the Board of Directors from among the Company’s managers and executives.

The total compensation expense with key management for their services is shown below:

	2023	2022	2021
Salaries and related charges and variable compensation (i)	38,331	8,241	12,662
Share-based compensation	(9,389)	(6,010)	6,552
Total	28,942	2,231	19,214

(i)	Variable compensation as defined by the Board of Directors in an agreement with Group executives.

b)          Related parties

As a result of the business combination with Unicesumar, the Company has a lease agreement with companies related to members of the administration: The object of the contract is the Unicesumar Campus located in the city of Maringá-PR and is valid for 20 years from the closing date of the business combination:

	Balance Sheet		Profit or loss
	December 31,	December 31,
	2023	2022	2023	2022
Leases
SOEDMAR - Sociedade Educacional De Maringa Ltda.
Right-of-use assets	164,195	160,230
Depreciation expense			(4,298)	(5,054)
Lease liabilities	169,294	165,089
Interest on lease			(9,477)	(13,061)
WM Administração e Participações Ltda
Right-of-use assets	2,915	2,845
Depreciation expense			(217)	(255)
Lease liabilities	3,017	2,942
Interest on lease			(194)	(268)

In addition to the lease, as a result of the business combination with Unicesumar, the Company had a liability that was settled on December 05, 2023 for the acquisition of subsidiaries from members of the Company's management and board. The debt value was adjusted by the IPCA inflation rate until May 2023 and updated by CDI + 3% until its settlement.

	Balance Sheet		Profit or loss
	December 31,	December 31,
	2023	2022	2023	2022
Payables from acquisition of subsidiaries
Accounts payable to selling shareholders	-	147,338
Financial expenses			(9,621)	(1,458)

The Company also make monthly donations to ICETI – Instituto Cesumar de Ciência, Tecnologia e Inovação. The Institute has, among its institutional purposes and objectives, the support, development and promotion of education, research, development, innovation and technology projects, bringing together actions, programs and activities for this purpose. Some management members form the Company also help administrate the ICETI.

	Balance Sheet		Profit or loss
	December 31,	December 31,
	2023	2022	2023	2022
Donations
ICETI - Instituto Cesumar de Ciência, Tecnologia e Inovação
Other income (expenses), net			(3,579)	(3,340)